Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net revenue	$ 4,279,243	$ 2,735,752
Cost of services	822,790	639,241
Gross profit	3,456,453	2,096,511
Operating expenses:
Sales and marketing	361,395	276,249
General and administrative	1,168,398	852,530
Research and development	351,090	225,392
Total operating expenses	1,880,883	1,354,171
Operating income:	1,575,570	742,340
Other income:
Interest income	559	1,310
Total other income	559	1,310
Income before income taxes	1,576,129	743,650
Provision for income tax	670,497	348,749
Net income	$ 905,632	$ 394,901
Net income per share:
Basic	$ 0.07	$ 0.03
Diluted	$ 0.06	$ 0.03
Weighted average common shares outstanding
Basic	13,773,566	13,440,000
Diluted	15,154,264	13,440,000